Credit Risk (Narrative) (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($) counterparty	Mar. 31, 2018	Dec. 31, 2018 USD ($)
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure	$ 184
Additional collateral to be posted if the credit related contingent features were triggered	1		$ 1
Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Gross credit exposure	$ 74
Customer Concentration Risk | Export Customers | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	32.00%	6.00%
Customer Concentration Risk | Largest Customer | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	17.00%	4.00%
Credit Concentration Risk
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | counterparty	0
Amount of exposure for single counterparty	$ 36
Credit Concentration Risk | Dominion Energy Gas Holdings, LLC
Concentration Risk and Guarantor Obligations [Line Items]
Number of counterparties | counterparty	0
Credit Concentration Risk | Wholesale Customers | Sales Revenue, Net | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Amount of exposure for single counterparty	$ 29
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	63.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk and Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	23.00%